SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenues
Sale of goods and services	$ 48,003,308	$ 62,272,547	$ 90,108,598	$ 98,502,367
Royalties			1,492,026	1,216,161
Government grants	556	2,398	1,160	24,236
Initial recognition and changes in the fair value of biological assets	734,826	719,343	984,193	719,343
Total	48,738,690	62,994,288	91,093,951	99,245,946
Cost of sales	$ (25,073,842)	$ (32,962,728)	(48,186,484)	(53,307,802)
Gross margin per segment			$ 42,907,467	$ 45,938,144
Gross margin and total revenue (as a percent)			47.00%	46.00%
Seed and integrated products
Revenues
Royalties			$ 1,492,026	$ 1,216,161
Government grants			1,160	24,236
Initial recognition and changes in the fair value of biological assets			470,789
Total			21,155,651	19,432,060
Cost of sales			(8,705,712)	(7,257,723)
Gross margin per segment			$ 12,449,939	$ 12,174,337
Gross margin and total revenue (as a percent)			59.00%	63.00%
Crop protection
Revenues
Initial recognition and changes in the fair value of biological assets			$ 119,039	$ 719,343
Total			48,696,101	51,095,406
Cost of sales			(28,703,147)	(28,626,084)
Gross margin per segment			$ 19,992,954	$ 22,469,322
Gross margin and total revenue (as a percent)			41.00%	44.00%
Crop nutrition
Revenues
Initial recognition and changes in the fair value of biological assets			$ 394,365
Total			21,242,199	$ 28,718,480
Cost of sales			(10,777,625)	(17,423,995)
Gross margin per segment			$ 10,464,574	$ 11,294,485
Gross margin and total revenue (as a percent)			49.00%	39.00%
Sale of goods and services
Revenues
Sale of goods and services			$ 88,616,572	$ 97,286,206
Sale of goods and services | Seed and integrated products
Revenues
Sale of goods and services			19,191,676	18,191,663
Sale of goods and services | Crop protection
Revenues
Sale of goods and services			48,577,062	50,376,063
Sale of goods and services | Crop nutrition
Revenues
Sale of goods and services			$ 20,847,834	$ 28,718,480